Summary of Significant Accounting Policies (Details) - Schedule of balance sheet are reconciled - B. Riley Principal 150 Merger Corp.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of balance sheet are reconciled [Line Items]
Gross proceeds	$ 172,500,000	$ 172,500,000
Proceeds allocated to Public Warrants	(5,117,500)	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)	(3,819,853)
Remeasurement of carrying value to redemption value	8,937,353	8,937,353
Class A common stock subject to possible redemption	$ 172,500,000	$ 172,500,000